Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Earnings Per Share
The following table sets forth the computation of basic and diluted net income per common share attributable to Arcos Dorados Holdings Inc. for all years presented:

	For the fiscal years ended December 31,
	2025	2024	2023
Net income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$212,116	$148,759	$181,274
Weighted-average number of common shares outstanding - Basic and Diluted	210,663,057	210,660,590	210,632,812

Basic and Diluted net income per common share attributable to Arcos Dorados Holdings Inc.	$1.01	$0.71	$0.86